Other Financial Data - Summary of Components of Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Financial Data [Abstract]
Deferred project costs	$ 43	$ 39
Prepaid expenses	68	66
Commissions receivable	149	148
Other	119	49
Total	$ 379	$ 302